Subsidiaries - Summary Of Detailed Information About Interests In Subsidiaries Explanatory (Detail)	12 Months Ended
Mar. 31, 2021
Medisa Shinyaku Inc [member]
Disclosure of subsidiaries [line items]
Names of Major Subsidiaries	Medisa Shinyaku Inc.
Major Business Activities	Sale of prescription medications
Location	Japan
Ownership ratio of voting rights (%)	100.00%
Kaken Shoyaku Co Ltd [member]
Disclosure of subsidiaries [line items]
Names of Major Subsidiaries	Kaken Shoyaku Co., Ltd.
Major Business Activities	Manufacture and sale of prescription medications
Location	Japan
Ownership ratio of voting rights (%)	100.00%
Sawai America Holdings Inc [member]
Disclosure of subsidiaries [line items]
Names of Major Subsidiaries	Sawai America Holdings Inc.
Major Business Activities	Holding Company
Location	US
Ownership ratio of voting rights (%)	100.00%
Sawai America LLC [member]
Disclosure of subsidiaries [line items]
Names of Major Subsidiaries	Sawai America LLC
Major Business Activities	Management of subsidiaries through holding of interests in subsidiaries
Location	US
Ownership ratio of voting rights (%)	80.00%
Upsher Smith Laboratories LLC [member]
Disclosure of subsidiaries [line items]
Names of Major Subsidiaries	Upsher-Smith Laboratories, LLC
Major Business Activities	Manufacture and sale of prescription medications
Location	US
Ownership ratio of voting rights (%)	80.00%